SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING
Net revenues in different geographic locations
	Years ended December 31,
	2010	2011	2012

Net revenues
PRC	160,897	195,076	218,540
Taiwan	14,963	9,036	10,083
Japan	14,663	21,120	21,811
Others	2,340	1,888	3,629
Total	192,863	227,120	254,063

Summary of Group's net revenues by service line

	Years ended December 31,
	2010	2011	2012

Enterprise application services	126,396	158,733	164,487
Hardware and software product	159	448	635

Total enterprise application services	126,555	159,181	165,122

Financial industry services	59,012	59,486	80,887
Hardware and software product	7,296	8,453	8,054

Total financial industry services	66,308	67,939	88,941

Total net revenues	192,863	227,120	254,063

Summary of long-lived assets in different geographic locations
	2011	2012
Long-lived assets
PRC	49,042	15,550
Taiwan	1,649	340
Others	1,731	1,901
Total	52,422	17,791